Condensed consolidated statement of comprehensive income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net result		€ 4,575	€ 3,306
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use		3	8
Remeasurement of the net defined benefit asset/liability		17	(43)
Net change in fair value of equity instruments at fair value through other comprehensive income		475	1
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		(9)	35
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at fair value through other comprehensive income		(29)	130
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss		(5)	(9)
Changes in cash flow hedge reserve		(224)	241
Exchange rate differences	[1]	341	(176)
Total comprehensive income		5,145	3,492
Comprehensive income attributable to:
Non-controlling interests		125	218
Shareholders of the parent		5,020	3,274
Total comprehensive income		€ 5,145	€ 3,492

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29